Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017		2016
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance – January 1	3,063,130	14.25	2,823,333	13.71
Granted (i)	763,400	16.57	1,084,700	13.43
Exercised	(43,970)	14.22	(12,335)	15.22
Exercised – Virginia replacement share options (ii)	(190,471)	11.28	(505,756)	9.50
Expired	(4,333)	15.80	(30,712)	13.77
Forfeited	(50,633)	14.57	(296,100)	14.17
Balance – December 31	3,537,123	14.90	3,063,130	14.25
Options exercisable – December 31	2,051,323	14.57	1,322,729	14.04

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

8.35 – 9.98	57,391	9.77	4.1	57,391	9.77
10.58 – 10.73	72,075	10.66	5.3	72,075	10.66
13.38 – 14.78	994,860	13.49	3.5	444,860	13.49
14.90 – 15.80	1,680,997	15.33	2.1	1,473,664	15.26
16.66 – 17.84	731,800	16.68	4.4	3,333	17.84
	3,537,123	14.90	3.1	2,051,323	14.57

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016

Dividend per share	1%	1%
Expected volatility	38%	41%
Risk-free interest rate	1%	1%
Expected life	45 months	45 months
Share price	$16.57	$13.43
Fair value of options granted	$4.58	$3.88

Disclosure of deferred and restricted share units [Table Text Block]
	2017		2016
	DSU	RSU	DSU	RSU

Balance – January 1	175,446	595,076	106,408	440,166
Granted	88,600	231,300	67,602	211,300
Reinvested (dividends on common shares)	2,396	7,260	1,436	5,674
Settled	-	(225,429)	-	-
Forfeited	-	(7,580)	-	(62,064)
Balance – December 31	266,442	600,627	175,446	595,076
Balance – Vested	177,405	-	107,573	-

Disclosure of deferred and restricted share units, fair value [Table Text Block]
	December 31, 2017		December 31, 2016
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$
Current portion	5,632	2,576	4,153	1,408
Non-current portion	2,036	-	1,741	-
	7,668	2,576	5,894	1,408